As filed with the Securities and Exchange Commission on January 27, 2026

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 325	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 326

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☑	on February 13, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 325 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 13, 2026, the effectiveness of the Registration Statement for Transamerica Funds, filed in Post-Effective Amendment No. 324 on November 14, 2025 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 325 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 324.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 325 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 27th day of January, 2026.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 325 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	January 27, 2026
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	January 27, 2026
Sandra N. Bane*

/s/ Kent Callahan	Trustee	January 27, 2026
Kent Callahan*

/s/ Leo J. Hill	Trustee	January 27, 2026
Leo J. Hill*

/s/ Kathleen T. Ives	Trustee	January 27, 2026
Kathleen T. Ives*

/s/ Lauriann C. Kloppenburg	Trustee	January 27, 2026
Lauriann C. Kloppenburg*

/s/ Fredric A. Nelson III	Trustee	January 27, 2026
Fredric A. Nelson III*

/s/ John E. Pelletier	Trustee	January 27, 2026
John E. Pelletier*

/s/ Kevin A. Simonoff	Trustee	January 27, 2026
Kevin A. Simonoff*

/s/ John W. Waechter	Trustee	January 27, 2026
John W. Waechter*

/s/ Kari Seabrands	Treasurer (Principal Financial Officer	January 27, 2026
Kari Seabrands	and Principal Accounting Officer)

*By:	/s/ Dennis P. Gallagher	Chief Legal Officer and Secretary	January 27, 2026
Dennis P. Gallagher**

**Attorney-in-fact pursuant to power of attorney filed herein.

TRANSAMERICA FUNDS

TRANSAMERICA SERIES TRUST

POWER OF ATTORNEY

We, the undersigned Trustees of Transamerica Funds and Transamerica Series Trust (collectively, the “Funds”) hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint MARIJN P. SMIT, DENNIS P. GALLAGHER and JAMES GOUNDREY, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of Transamerica Funds and Transamerica Series Trust on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the U.S. Securities and Exchange Commission and the Commodity Futures Trading Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed after January 1, 2026.

THIS POWER OF ATTORNEY may be executed in multiple counterparts that together constitute a single document.

IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney in the capacities and on the dates indicate.

/s/ Marijn P. Smit
Marijn P. Smit, Trustee and Chairperson	Date:	January 1, 2026

/s/ Sandra N. Bane
Sandra N. Bane, Trustee	Date:	January 1, 2026

/s/ Kent Callahan
Kent Callahan, Trustee	Date:	January 1, 2026

/s/ Leo J. Hill
Leo J. Hill, Trustee	Date:	January 1, 2026

/s/ Kathleen T. Ives
Kathleen T. Ives, Trustee	Date:	January 1, 2026

/s/ Lauriann C. Kloppenburg
Lauriann C. Kloppenburg, Trustee	Date:	January 1, 2026

/s/ Fredric A Nelson III
Fredric A. Nelson III, Trustee	Date:	January 1, 2026

/s/ John E. Pelletier
John E. Pelletier, Trustee	Date:	January 1, 2026

/s/ Kevin A. Simonoff
Kevin A. Simonoff, Trustee	Date:	January 1, 2026

/s/ John W. Waechter
John W. Waechter, Trustee	Date:	January 1, 2026